Stockholders' Equity (Schedule of Reclassification Adjustments out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		May. 31, 2015 [1]	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May. 25, 2014	Feb. 23, 2014	Nov. 24, 2013	Aug. 25, 2013	May. 31, 2015		May. 25, 2014	May. 26, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Less interest, net										$ (192.3)		$ (134.3)	$ (126.0)
Earnings before income taxes		$ 126.5	$ 147.1	$ (54.6)	$ (43.7)	$ 33.9	$ 89.1	$ 1.8	$ 49.8	175.3	[2]	174.6	274.0
Tax benefit										21.1		8.6	(36.7)
Net earnings		$ 105.3	$ 133.8	$ (32.8)	$ 503.2	$ 86.5	$ 109.7	$ 19.8	$ 70.2	709.5	[2]	286.2	$ 411.9
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net earnings										(4.1)		(6.0)
Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes										(46.7)		(9.7)
Tax benefit										17.5		3.4
Net earnings										(29.2)		(6.3)
Actuarial losses | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income, current period, before tax	[3]									(2.6)		(9.0)
Prior service costs | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income, current period, before tax	[3]									0.0		(0.1)
Settlement (loss)/curtailment gain | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income, current period, before tax	[3]									(6.1)		0.5
Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes										(6.9)		(10.0)
Tax benefit										2.8		4.0
Commodity | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Marketing expenses	[4]									0.0		0.4
Equity | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
General and administrative expenses	[5]									(1.0)		(0.8)
Interest rate | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Less interest, net										(45.7)		(10.3)
Foreign currency | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
General and administrative expenses	[5]									0.0		1.0
Total - pension/postretirement plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position										(8.7)		(8.6)
Recognized net actuarial gain/(loss) - other plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position	[6]									$ 1.8		$ (1.4)

[1]	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.
[2]	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.
[3]	Included in the computation of net periodic benefit costs - pension and postretirement plans, which is a component of restaurant labor expenses and general and administrative expenses. See Note 17 for additional details.
[4]	Primarily included in food and beverage costs and restaurant expenses. See Note 10 for additional details.
[5]	Primarily included in restaurant labor costs and general and administrative expenses. See Note 10 for additional details.
[6]	Included in the computation of net periodic benefit costs - other plans, which is a component of general and administrative expenses.